[EATON VANCE LOGO]






                       SEMIANNUAL REPORT JUNE 30, 2001




[PICTURE OF NYSE FLAG]              EATON VANCE
                                    GROWTH &
                                     INCOME
                                      FUND






[PICTURE OF NYSE]            [PICTURE OF NYSE BUILDING]

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001
INVESTMENT UPDATE


[PHOTO MICHAEL R. MACH, CFA
 PORTFOLIO MANGER]

INVESTMENT ENVIRONMENT

- In the first half of 2001, the global economy continued to display a high degree of uncertainty. Amidst this uncertainty, stock market leadership shifted away from aggressive growth stocks towards shares of more reasonably valued companies.

- In an effort to stimulate the slowing U.S. economy, the Federal Reserve Board cut the Fed Funds rate -a key short-term interest rate barometer- six times in the first half of 2001. In addition, Congress passed the Bush administration's Tax Relief Act in June.

- While we welcomed the recent policy moves, the swiftness and the degree to which these policies affect the economy remains open to debate. From our perspective, a more important influence on the market has been a renewed interest in reasonably valued, market-leading companies.

MANAGEMENT DISCUSSION

- The Portfolio's investment style allowed us to capitalize on the current market environment. The Fund's philosophy is to invest primarily in value stocks, which we define as stocks of companies that are inexpensive or undervalued relative to the overall stock market. In selecting stocks, we consider, among other factors, a company's earnings capabilities, dividend prospects, and the strength of the company's business franchises. Adhering to this philosophy provided the Fund with good stock price appreciation over the last six months.

- The financial sector continues to be an area of emphasis for the Portfolio. We have found compelling valuations in this sector, created in part by falling interest rates. Historically, a lower interest rate environment has helped many companies in this sector to achieve higher earnings and stock price valuations.

- The energy and utility sectors were also well represented in the Portfolio. In each of these sectors, years of under development and increased demand have led to an inadequate supply infrastructure. Consequently, shortages have developed. We believe these shortages will lead to higher stock price valuations for leading companies in these sectors.

- Technology continued to represent only a small percentage of holdings. Our outlook for the sector continues to be tempered with caution. It is our opinion that valuations among many technology companies remain too high. In addition, over the past several years, a tremendous amount of capital has flowed to technology companies who invested these funds, thereby creating excesses that may now limit their ability to achieve the earnings growth targets analysts have set for them.

THE FUND

The Past Six Months

- During the six months ended June 30, 2001, the Fund's Class A shares had a total return of 2.67%.(1) This return was the result of a decrease in net asset value (NAV) to $14.75 on June 30, 2001, from $14.77 on December 31, 2000, and the reinvestment of $0.045 per share in dividends and $0.346 per share in capital gains.

- The Fund's Class B shares had a total return of 2.28%(1) during the period, the result of an increase in NAV to $16.99 from $16.97, and the reinvestment of $0.346 per share in capital gains.

- The Fund's Class C shares had a total return of 2.26%(1) during the period, the result of a decrease in NAV to $13.53 from $13.59, and the reinvestment of $0.346 per share in capital gains.

- For comparison, during the six months ended June 30, 2001, the average return of the funds in the Lipper Multi-Cap Value Classification was 1.37%.(2)

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.


FUND INFORMATION
AS OF JUNE 30, 2001(1)

PERFORMANCE (3)                                     CLASS A      CLASS B       CLASS C
---------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------
One Year                                              20.24%      19.31%        19.32%
Five Years                                            16.63       15.59         15.16
Ten Years                                             14.16        N.A.          N.A.
Life of Fund+                                          9.87       16.00         16.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------------
One Year                                              13.29%      14.31%        18.32%
Five Years                                            15.26       15.37         15.16
Ten Years                                             13.49        N.A.          N.A.
Life of Fund+                                          9.78       16.00         16.50

Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C:11/4/94

TEN LARGEST HOLDINGS(4)
----------------------------------------
IBM                                  2.4%
Kimberly-Clark Corp.                 2.4
Lowe's Companies                     2.3
XL Capital                           2.3
El Paso Corporation                  2.2
Weyerhauser Co.                      2.2
JP Morgan Chase & Co.                2.2
TJX Companies                        2.2
Fannie Mae                           2.2
Devon Energy                         2.1

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 19.6% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investment in Growth & Income Portfolio,
   at value
   (identified cost, $182,469,620)        $223,703,573
Receivable for Fund shares sold              1,392,111
------------------------------------------------------
TOTAL ASSETS                              $225,095,684
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    443,708
Payable to affiliate for service fees            1,499
Payable to affiliate for Trustees' fees          1,080
Accrued expenses                                42,254
------------------------------------------------------
TOTAL LIABILITIES                         $    488,541
------------------------------------------------------
NET ASSETS                                $224,607,143
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $180,796,200
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                 2,270,921
Accumulated undistributed net
   investment income                           306,069
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         41,233,953
------------------------------------------------------
TOTAL                                     $224,607,143
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $162,803,603
SHARES OUTSTANDING                          11,034,492
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      14.75
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $14.75)      $      15.65
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 48,854,035
SHARES OUTSTANDING                           2,875,216
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.99
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 12,949,505
SHARES OUTSTANDING                             957,449
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.53
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $4,976)              $1,590,284
Interest allocated from Portfolio            137,907
Expenses allocated from Portfolio           (690,268)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $1,037,923
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees' fees and expenses               $    2,089
Distribution and service fees
   Class A                                   168,867
   Class B                                   184,289
   Class C                                    43,712
Transfer and dividend disbursing agent
   fees                                       67,274
Registration fees                             30,269
Legal and accounting services                 13,766
Printing and postage                          10,236
Custodian fee                                  9,512
Miscellaneous                                 36,684
----------------------------------------------------
TOTAL EXPENSES                            $  566,698
----------------------------------------------------

NET INVESTMENT INCOME                     $  471,225
----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,822,128
----------------------------------------------------
NET REALIZED GAIN                         $2,822,128
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,525,582
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,525,582
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $4,347,710
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $4,818,935
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        471,225  $       1,106,773
   Net realized gain                             2,822,128         10,875,764
   Net change in unrealized
      appreciation (depreciation)                1,525,582         10,388,791
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      4,818,935  $      22,371,328
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (456,730) $        (865,369)
   From net realized gain
      Class A                                   (3,494,694)       (14,083,176)
      Class B                                     (703,545)        (2,416,119)
      Class C                                     (203,023)          (498,902)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (4,857,992) $     (17,863,566)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     20,587,855  $       8,928,425
      Class B                                   21,441,724          6,568,206
      Class C                                    7,670,639          4,466,757
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    3,143,675         12,045,219
      Class B                                      631,244          2,138,891
      Class C                                      188,578            475,968
   Cost of shares redeemed
      Class A                                   (8,648,640)       (16,313,824)
      Class B                                   (3,612,168)       (11,442,028)
      Class C                                   (1,171,048)        (3,877,307)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     40,231,859  $       2,990,307
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     40,192,802  $       7,498,069
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    184,414,341  $     176,916,272
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    224,607,143  $     184,414,341
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        306,069  $         291,574
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -----------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 14.770         $ 14.390       $ 16.050      $ 13.760     $ 13.560     $ 12.760
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.048         $  0.114       $  0.101      $  0.088     $  0.163     $  0.228
Net realized and unrealized
   gain                                  0.323            1.835          0.363         2.879        3.827        2.272
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.371         $  1.949       $  0.464      $  2.967     $  3.990     $  2.500
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.045)        $ (0.090)      $ (0.085)     $ (0.090)    $ (0.170)    $ (0.220)
From net realized gain                  (0.346)          (1.479)        (2.039)       (0.587)      (3.602)      (1.480)
In excess of net realized gain              --               --             --            --       (0.018)          --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.391)        $ (1.569)      $ (2.124)     $ (0.677)    $ (3.790)    $ (1.700)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 14.750         $ 14.770       $ 14.390      $ 16.050     $ 13.760     $ 13.560
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.67%           14.76%          3.40%        21.81%       30.93%       20.20%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $162,804         $147,800       $139,219      $141,985     $124,569     $106,775
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.10%(5)         1.15%          1.08%         1.07%        1.04%        1.00%
   Net investment income                  0.66%(5)         0.82%          0.62%         0.60%        1.07%        1.70%
Portfolio Turnover of the
   Portfolio                                22%             163%           126%           95%          93%         114%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of its Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS B
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $16.970           $16.340        $17.990      $15.400
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.010)          $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain                                 0.376             2.105          0.416        3.218
--------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.366           $ 2.109        $ 0.389      $ 3.187
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --      $(0.001)
In excess of net investment
   income                                  --                --             --       (0.009)
From net realized gain                 (0.346)           (1.479)        (2.039)      (0.587)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.346)          $(1.479)       $(2.039)     $(0.597)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $16.990           $16.970        $16.340      $17.990
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          2.28%            13.86%          2.58%       20.85%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $48,854           $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.87%(4)          1.94%          1.85%        1.90%
   Net investment income
      (loss)                            (0.12)%(4)         0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                               22%              163%           126%          95%
--------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $13.590           $13.370        $15.110      $13.020
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.008)          $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain                                 0.294             1.696          0.328        2.715
--------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.286           $ 1.699        $ 0.299      $ 2.682
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --      $(0.005)
From net realized gain                 (0.346)           (1.479)        (1.988)      (0.582)
In excess of net realized gain             --                --         (0.051)      (0.005)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.346)          $(1.479)       $(2.039)     $(0.592)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $13.530           $13.590        $13.370      $15.110
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          2.26%            13.87%          2.47%       20.77%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $12,950           $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.86%(4)          1.95%          1.90%        1.94%
   Net investment income
      (loss)                            (0.11)%(4)         0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                               22%              163%           126%          95%
--------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (94.7% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            1,390,645               647,934
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       225,635               879,843
    Redemptions                                       (587,927)           (1,197,578)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,028,353               330,199
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            1,260,044               416,053
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        39,427               136,342
    Redemptions                                       (213,673)             (750,954)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          1,085,798              (198,559)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              569,360               344,483
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        14,802                37,661
    Redemptions                                        (86,351)             (312,015)
    --------------------------------------------------------------------------------
    NET INCREASE                                       497,811                70,129
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $26,087 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $138,217 and $32,784 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2001, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $1,340,000 and $1,067,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares and Class B shares sold on or after October 12, 1999 and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2001 amounted to $168,867, $46,072, and $10,928 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $34,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $48,676,866 and $14,562,765, respectively, for the six months ended June 30, 2001.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.8%
-----------------------------------------------------------------------
Interpublic Group of Cos., Inc.                65,000      $  1,908,400
-----------------------------------------------------------------------
                                                           $  1,908,400
-----------------------------------------------------------------------
Aerospace and Defense -- 3.3%
-----------------------------------------------------------------------
General Dynamics Corp.                         45,000      $  3,501,450
Northrop Grumman Corp.                         30,000         2,407,800
United Technologies Corp.                      25,000         1,832,750
-----------------------------------------------------------------------
                                                           $  7,742,000
-----------------------------------------------------------------------
Agricultural Equipment -- 0.5%
-----------------------------------------------------------------------
Deere & Co.                                    30,000      $  1,135,500
-----------------------------------------------------------------------
                                                           $  1,135,500
-----------------------------------------------------------------------
Agricultural Services -- 1.7%
-----------------------------------------------------------------------
Monsanto Co.                                  110,000      $  4,075,500
-----------------------------------------------------------------------
                                                           $  4,075,500
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.5%
-----------------------------------------------------------------------
Delphi Automotive Systems Corp.                80,000      $  1,272,000
-----------------------------------------------------------------------
                                                           $  1,272,000
-----------------------------------------------------------------------
Banks -- 5.6%
-----------------------------------------------------------------------
FleetBoston Financial Corp.                    65,000      $  2,564,250
Golden State Bancorp, Inc.                     75,000         2,310,000
Mellon Financial Corp.                         80,000         3,575,200
TCF Financial Corp.                            65,000         3,010,150
Wells Fargo & Co.                              40,000         1,837,200
-----------------------------------------------------------------------
                                                           $ 13,296,800
-----------------------------------------------------------------------
Batteries -- 0.5%
-----------------------------------------------------------------------
Rayovac Corp.(1)                               60,000      $  1,278,000
-----------------------------------------------------------------------
                                                           $  1,278,000
-----------------------------------------------------------------------
Beverages -- 0.6%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      35,000      $  1,443,750
-----------------------------------------------------------------------
                                                           $  1,443,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Chemicals -- 2.8%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.               70,000      $  3,202,500
Dow Chemical Co. (The)                         70,000         2,327,500
Solutia, Inc.                                  80,000         1,052,000
-----------------------------------------------------------------------
                                                           $  6,582,000
-----------------------------------------------------------------------
Commercial Services -- 0.5%
-----------------------------------------------------------------------
ServiceMaster Co.                             100,000      $  1,200,000
-----------------------------------------------------------------------
                                                           $  1,200,000
-----------------------------------------------------------------------
Communications Equipment -- 0.4%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)             65,000      $  1,047,150
-----------------------------------------------------------------------
                                                           $  1,047,150
-----------------------------------------------------------------------
Communications Services -- 2.5%
-----------------------------------------------------------------------
BellSouth Corp.                                60,000      $  2,416,200
SBC Communications, Inc.                       90,000         3,605,400
-----------------------------------------------------------------------
                                                           $  6,021,600
-----------------------------------------------------------------------
Computer Software -- 0.8%
-----------------------------------------------------------------------
Computer Associates International, Inc.        50,000      $  1,800,000
-----------------------------------------------------------------------
                                                           $  1,800,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.4%
-----------------------------------------------------------------------
International Business Machines Corp.          50,000      $  5,650,000
-----------------------------------------------------------------------
                                                           $  5,650,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.4%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          100,000      $  5,590,000
-----------------------------------------------------------------------
                                                           $  5,590,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           40,000      $  1,532,000
-----------------------------------------------------------------------
                                                           $  1,532,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.7%
-----------------------------------------------------------------------
Actuant Corp., Class A(1)                      50,000      $    822,500
Regal-Beloit Corp.                             45,000           941,400
-----------------------------------------------------------------------
                                                           $  1,763,900
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Drugs -- 3.3%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                      110,000      $  3,094,300
Watson Pharmaceuticals, Inc.(1)                75,000         4,622,250
-----------------------------------------------------------------------
                                                           $  7,716,550
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 4.0%
-----------------------------------------------------------------------
El Paso Corp.                                 100,000      $  5,254,000
Nisource, Inc.                                150,000         4,099,500
-----------------------------------------------------------------------
                                                           $  9,353,500
-----------------------------------------------------------------------
Electric Utilities -- 6.7%
-----------------------------------------------------------------------
Allegheny Energy, Inc.                         30,000      $  1,445,400
Cleco Corp.                                    90,000         2,047,500
DTE Energy Co.                                 45,000         2,089,350
Duke Energy Corp.                             105,000         4,101,300
Exelon Corp.                                   75,000         4,809,000
Public Service Enterprise Group, Inc.          25,000         1,222,500
-----------------------------------------------------------------------
                                                           $ 15,715,050
-----------------------------------------------------------------------
Electronic Manufacturing and Services -- 0.7%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                              125,000      $  1,673,750
-----------------------------------------------------------------------
                                                           $  1,673,750
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Federal National Mortgage Association          60,000      $  5,082,600
-----------------------------------------------------------------------
                                                           $  5,082,600
-----------------------------------------------------------------------
Financial Services -- 4.3%
-----------------------------------------------------------------------
Citigroup, Inc.                                60,000      $  3,170,400
H&R Block, Inc.                                30,000         1,936,500
J.P. Morgan Chase & Co.                       115,000         5,129,000
-----------------------------------------------------------------------
                                                           $ 10,235,900
-----------------------------------------------------------------------
Food - Retail -- 2.2%
-----------------------------------------------------------------------
Ruddick Corp.                                 160,000      $  2,691,200
Safeway, Inc.(1)                               50,000         2,400,000
-----------------------------------------------------------------------
                                                           $  5,091,200
-----------------------------------------------------------------------
Foods -- 3.3%
-----------------------------------------------------------------------
Dean Foods Co.                                 75,000      $  3,015,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Foods (continued)
-----------------------------------------------------------------------
Flowers Foods, Inc.(1)                         60,000      $  1,878,000
Sara Lee Corp.                                150,000         2,841,000
-----------------------------------------------------------------------
                                                           $  7,734,000
-----------------------------------------------------------------------
Health Care Services -- 2.0%
-----------------------------------------------------------------------
Healthcare Company (The)                       65,000      $  2,937,350
Wellpoint Health Networks, Inc.(1)             20,000         1,884,800
-----------------------------------------------------------------------
                                                           $  4,822,150
-----------------------------------------------------------------------
Insurance -- 6.2%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.        70,000      $  4,788,000
MetLife, Inc.                                 150,000         4,647,000
XL Capital Ltd.                                65,000         5,323,500
-----------------------------------------------------------------------
                                                           $ 14,758,500
-----------------------------------------------------------------------
Investment Services -- 3.9%
-----------------------------------------------------------------------
Franklin Resources, Inc.                       65,000      $  2,975,050
Merrill Lynch & Co., Inc.                      75,000         4,443,000
W.P. Stewart & Co., Ltd.                       70,000         1,715,000
-----------------------------------------------------------------------
                                                           $  9,133,050
-----------------------------------------------------------------------
Medical Products -- 4.5%
-----------------------------------------------------------------------
Abbott Laboratories                            90,000      $  4,320,900
Bard (C.R.), Inc.                              75,000         4,271,250
Johnson & Johnson Co.                          40,000         2,000,000
-----------------------------------------------------------------------
                                                           $ 10,592,150
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   115,000      $  4,633,350
-----------------------------------------------------------------------
                                                           $  4,633,350
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.5%
-----------------------------------------------------------------------
Halliburton Co.                               100,000      $  3,569,000
Varco International, Inc.(1)                  120,000         2,233,200
-----------------------------------------------------------------------
                                                           $  5,802,200
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.7%
-----------------------------------------------------------------------
Apache Corp.                                   95,000      $  4,821,250
Devon Energy Corp.                             95,000         4,959,950

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------
Nexen, Inc.                                    50,000      $  1,258,000
-----------------------------------------------------------------------
                                                           $ 11,039,200
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 3.4%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              75,000      $  3,732,000
Conoco, Inc., Class A                         150,000         4,230,000
-----------------------------------------------------------------------
                                                           $  7,962,000
-----------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-----------------------------------------------------------------------
Weyerhaeuser Co.                               95,000      $  5,222,150
-----------------------------------------------------------------------
                                                           $  5,222,150
-----------------------------------------------------------------------
Publishing -- 2.2%
-----------------------------------------------------------------------
Gannett Co., Inc.                              30,000      $  1,971,300
McGraw-Hill Cos., Inc. (The)                   50,000         3,302,000
-----------------------------------------------------------------------
                                                           $  5,273,300
-----------------------------------------------------------------------
REITS -- 2.9%
-----------------------------------------------------------------------
Cabot Industrial Trust                         55,000      $  1,152,800
Chateau Communities, Inc.                      27,500           869,000
Plum Creek Timber Co., Inc.                    75,000         2,107,500
Public Storage, Inc.                           90,000         2,685,600
-----------------------------------------------------------------------
                                                           $  6,814,900
-----------------------------------------------------------------------
Retail - Speciality -- 3.0%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                  100,000      $  1,476,000
Lowe's Companies, Inc.                         75,000         5,501,250
-----------------------------------------------------------------------
                                                           $  6,977,250
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.0%
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(1)                 75,000      $  2,055,750
TJX Companies, Inc.                           160,000         5,110,400
-----------------------------------------------------------------------
                                                           $  7,166,150
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.5%
-----------------------------------------------------------------------
Teradyne, Inc.(1)                              35,000      $  1,242,850
-----------------------------------------------------------------------
                                                           $  1,242,850
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
CNF Transportation, Inc.                       50,000      $  1,428,000
Union Pacific Corp.                            20,000         1,098,000
-----------------------------------------------------------------------
                                                           $  2,526,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $188,141,178)                          $229,906,350
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  8,969      $  8,966,937
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $8,966,937)                         $  8,966,937
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $197,108,115)                          $238,873,287
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (2,621,769)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $236,251,518
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $197,108,115)                          $238,873,287
Cash                                             3,528
Receivable for investments sold              3,008,790
Interest and dividends receivable              274,607
Prepaid expenses                                 1,062
------------------------------------------------------
TOTAL ASSETS                              $242,161,274
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,872,370
Payable to affiliate for Trustees' fees          3,556
Accrued expenses                                33,830
------------------------------------------------------
TOTAL LIABILITIES                         $  5,909,756
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $236,251,518
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $194,486,346
Net unrealized appreciation (computed on
   the basis of identified cost)            41,765,172
------------------------------------------------------
TOTAL                                     $236,251,518
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $5,250)  $1,678,078
Interest                                     145,420
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,823,498
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  652,896
Trustees' fees and expenses                    6,740
Custodian fee                                 53,050
Legal and accounting services                 12,384
Miscellaneous                                  3,187
----------------------------------------------------
TOTAL EXPENSES                            $  728,257
----------------------------------------------------

NET INVESTMENT INCOME                     $1,095,241
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,974,054
----------------------------------------------------
NET REALIZED GAIN                         $2,974,054
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,689,669
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $1,689,669
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $4,663,723
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,758,964
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,095,241  $       2,042,151
   Net realized gain                             2,974,054         10,832,229
   Net change in unrealized
      appreciation (depreciation)                1,689,669         10,755,923
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      5,758,964  $      23,630,303
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     55,569,448  $      25,772,196
   Withdrawals                                 (15,522,327)       (36,004,512)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     40,047,121  $     (10,232,316)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     45,806,085  $      13,397,987
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    190,445,433  $     177,047,446
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    236,251,518  $     190,445,433
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(1)        0.73%        0.71%        0.72%        0.73%        0.73%
   Net investment income                  1.06%(1)        1.23%        0.99%        0.95%        1.37%        1.96%
Portfolio Turnover                          22%            163%         126%          95%          93%         114%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $236,252        $190,445     $177,047     $171,117     $143,348     $122,963
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $439 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the six months ended June 30, 2001, the fee amounted to $652,896. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $82,927,087 and $44,949,557, respectively, for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $197,108,115
    ------------------------------------------------------
    Gross unrealized appreciation             $ 42,998,572
    Gross unrealized depreciation               (1,233,400)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 41,765,172
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE GROWTH & INCOME FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE



The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).



- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



For more information about Eaton Vance's privacy policies, call:
                        1-800-262-1122



  EATON VANCE GROWTH & INCOME FUND
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109

 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


173-8/01                                                         GNCSRC